Risk Report - Credit Risk Exposure - Credit Risk Profile by Geographical Region (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		€ 974,661		€ 983,222
at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		431,503		433,834
Debt securities		12,625		24,300
Repo and repo-style transactions		8,535		14,228
at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,339		12,346
OTC derivatives		32,928		28,039
Debt securities		95,347		89,835
Repo and repo-style transactions		63,066		71,284
Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,629		3,181
at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,635		4,874
Debt securities		49,656		39,214
Repo and repo-style transactions		1,543		1,415
Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		215,877		211,440
Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		47,978		49,232
Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		606,915		577,251
Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		317,281	[1]	307,871	[2]
Debt securities		2,468	[3]	11,267	[4]
Repo and repo-style transactions	[5]	2,180		7,884
Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,092		4,469
OTC derivatives	[6]	20,283		18,964
Debt securities		46,446		37,936
Repo and repo-style transactions	[5]	21,696		15,046
Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,519		2,435
Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,615	[7]	1,778	[8]
Debt securities		31,868	[9]	24,791	[10]
Repo and repo-style transactions	[5]	498		390
Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		128,440	[11]	114,586	[12]
Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		29,529		29,836
Germany [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		335,078		315,219
Germany [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		224,274	[1]	214,155	[2]
Debt securities		544	[3]	3,986	[4]
Repo and repo-style transactions	[5]	263		4,488
Germany [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		340		316
OTC derivatives	[6]	1,715		1,572
Debt securities		8,257		5,353
Repo and repo-style transactions	[5]	1,078		661
Germany [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		57		5
Germany [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		347	[7]	245	[8]
Debt securities		10,467	[9]	6,864	[10]
Repo and repo-style transactions	[5]	10		28
Germany [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		75,531	[11]	65,468	[12]
Germany [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		12,195		12,078
UK [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		48,607		47,778
UK [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,796	[1]	7,927	[2]
Debt securities		890	[3]	2,647	[4]
Repo and repo-style transactions	[5]	0		604
UK [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		160		607
OTC derivatives	[6]	7,102		6,337
Debt securities		7,980		9,712
Repo and repo-style transactions	[5]	11,352		6,522
UK [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		341		373
UK [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		64	[7]	230	[8]
Debt securities		2,776	[9]	2,273	[10]
Repo and repo-style transactions	[5]	0		0
UK [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,820	[11]	7,960	[12]
UK [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,327		2,587
France [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		31,898		26,664
France [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,460	[1]	3,106	[2]
Debt securities		2	[3]	705	[4]
Repo and repo-style transactions	[5]	0		319
France [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		65		70
OTC derivatives	[6]	1,331		1,264
Debt securities		8,136		4,714
Repo and repo-style transactions	[5]	5,981		2,748
France [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		33		0
France [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		187	[7]	209	[8]
Debt securities		5,216	[9]	6,302	[10]
Repo and repo-style transactions	[5]	0		0
France [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,103	[11]	5,905	[12]
France [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,383		1,322
Luxembourg [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		22,466		24,673
Luxembourg [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		10,097	[1]	8,320	[2]
Debt securities		41	[3]	969	[4]
Repo and repo-style transactions	[5]	0		121
Luxembourg [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		546		1,193
OTC derivatives	[6]	701		859
Debt securities		2,509		3,094
Repo and repo-style transactions	[5]	819		861
Luxembourg [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		252		1,084
Luxembourg [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	46	[8]
Debt securities		1,412	[9]	3,099	[10]
Repo and repo-style transactions	[5]	0		0
Luxembourg [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,839	[11]	4,374	[12]
Luxembourg [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,251		652
Italy [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		41,297		38,406
Italy [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		23,442	[1]	22,347	[2]
Debt securities		117	[3]	288	[4]
Repo and repo-style transactions	[5]	108		144
Italy [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		340		298
OTC derivatives	[6]	1,854		1,389
Debt securities		5,908		5,388
Repo and repo-style transactions	[5]	478		679
Italy [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		66		109
Italy [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	0	[8]
Debt securities		1,496	[9]	916	[10]
Repo and repo-style transactions	[5]	0		0
Italy [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,600	[11]	3,127	[12]
Italy [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,888		3,721
Netherlands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		27,843		27,082
Netherlands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,679	[1]	9,679	[2]
Debt securities		112	[3]	726	[4]
Repo and repo-style transactions	[5]	0		297
Netherlands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		79		83
OTC derivatives	[6]	1,942		2,123
Debt securities		3,486		2,051
Repo and repo-style transactions	[5]	33		100
Netherlands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		222		162
Netherlands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		554	[7]	457	[8]
Debt securities		118	[9]	584	[10]
Repo and repo-style transactions	[5]	0		0
Netherlands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,890	[11]	9,015	[12]
Netherlands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,727		1,805
Spain [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		32,796		28,303
Spain [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		17,134	[1]	17,265	[2]
Debt securities		0	[3]	139	[4]
Repo and repo-style transactions	[5]	1,077		1,082
Spain [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		304		257
OTC derivatives	[6]	1,094		916
Debt securities		3,053		2,010
Repo and repo-style transactions	[5]	500		501
Spain [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		54
Spain [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		28	[7]	59	[8]
Debt securities		3,088	[9]	513	[10]
Repo and repo-style transactions	[5]	0		0
Spain [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,755	[11]	2,262	[12]
Spain [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,763		3,246
Ireland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,004		11,418
Ireland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,173	[1]	4,783	[2]
Debt securities		680	[3]	636	[4]
Repo and repo-style transactions	[5]	0		0
Ireland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		190		157
OTC derivatives	[6]	465		545
Debt securities		1,415		1,321
Repo and repo-style transactions	[5]	396		1,140
Ireland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		200		280
Ireland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		127	[7]	124	[8]
Debt securities		136	[9]	19	[10]
Repo and repo-style transactions	[5]	0		0
Ireland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,023	[11]	2,241	[12]
Ireland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		200		172
Switzerland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		14,299		16,382
Switzerland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,817	[1]	6,818	[2]
Debt securities		4	[3]	51	[4]
Repo and repo-style transactions	[5]	0		0
Switzerland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		39		30
OTC derivatives	[6]	268		194
Debt securities		637		679
Repo and repo-style transactions	[5]	79		69
Switzerland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		19		85
Switzerland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		150	[7]	262	[8]
Debt securities		4	[9]	101	[10]
Repo and repo-style transactions	[5]	0		0
Switzerland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,518	[11]	5,880	[12]
Switzerland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,762		2,213
Poland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		5,047		5,301
Poland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,421	[1]	2,771	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
Poland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
OTC derivatives	[6]	17		60
Debt securities		112		30
Repo and repo-style transactions	[5]	0		0
Poland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1		5
Poland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	0	[8]
Debt securities		1,993	[9]	1,988	[10]
Repo and repo-style transactions	[5]	0		0
Poland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		374	[11]	316	[12]
Poland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		128		130
Belgium [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		6,966		5,528
Belgium [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,133	[1]	1,347	[2]
Debt securities		40	[3]	204	[4]
Repo and repo-style transactions	[5]	0		0
Belgium [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4		0
OTC derivatives	[6]	295		285
Debt securities		1,575		854
Repo and repo-style transactions	[5]	5		0
Belgium [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Belgium [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		53	[7]	67	[8]
Debt securities		1,616	[9]	577	[10]
Repo and repo-style transactions	[5]	0		0
Belgium [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,566	[11]	1,773	[12]
Belgium [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		679		421
Other Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		30,612		30,499
Other Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,856	[1]	9,352	[2]
Debt securities		38	[3]	917	[4]
Repo and repo-style transactions	[5]	731		829
Other Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,025		1,458
OTC derivatives	[6]	3,497		3,420
Debt securities		3,380		2,730
Repo and repo-style transactions	[5]	975		1,765
Other Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		327		279
Other Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		103	[7]	78	[8]
Debt securities		3,546	[9]	1,554	[10]
Repo and repo-style transactions	[5]	488		362
Other Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,420	[11]	6,267	[12]
Other Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,226		1,489
North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		256,433		285,065
North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		73,742	[1]	79,522	[2]
Debt securities		7,727	[3]	9,985	[4]
Repo and repo-style transactions	[5]	2,780		3,140
North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,266		4,543
OTC derivatives	[6]	9,420		6,628
Debt securities		27,547		31,654
Repo and repo-style transactions	[5]	31,907		42,038
North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		841		483
North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,896	[7]	2,155	[8]
Debt securities		11,798	[9]	8,325	[10]
Repo and repo-style transactions	[5]	0		0
North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		78,079	[11]	88,260	[12]
North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,430		8,332
US [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		231,523		239,267
US [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		61,137	[1]	66,991	[2]
Debt securities		7,351	[3]	9,574	[4]
Repo and repo-style transactions	[5]	1,814		1,750
US [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,926		3,891
OTC derivatives	[6]	8,496		4,943
Debt securities		26,408		30,600
Repo and repo-style transactions	[5]	29,370		19,661
US [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		784		389
US [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,792	[7]	2,016	[8]
Debt securities		11,197	[9]	7,718	[10]
Repo and repo-style transactions	[5]	0		0
US [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		73,215	[11]	83,894	[12]
US [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,033		7,842
Cayman Islands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,206		29,510
Cayman Islands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,790	[1]	3,560	[2]
Debt securities		359	[3]	393	[4]
Repo and repo-style transactions	[5]	885		1,293
Cayman Islands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		113		318
OTC derivatives	[6]	246		481
Debt securities		567		509
Repo and repo-style transactions	[5]	2,086		22,132
Cayman Islands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3		30
Cayman Islands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[7]	0	[8]
Debt securities		0	[9]	9	[10]
Repo and repo-style transactions	[5]	0		0
Cayman Islands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,131	[11]	764	[12]
Cayman Islands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		25		20
Canada [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		4,567		5,730
Canada [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		887	[1]	1,155	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
Canada [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		37		23
OTC derivatives	[6]	303		1,007
Debt securities		417		277
Repo and repo-style transactions	[5]	451		240
Canada [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Canada [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		91	[7]	116	[8]
Debt securities		543	[9]	599	[10]
Repo and repo-style transactions	[5]	0		0
Canada [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,790	[11]	2,230	[12]
Canada [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		47		81
Other North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,137		10,558
Other North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,928	[1]	7,816	[2]
Debt securities		16	[3]	18	[4]
Repo and repo-style transactions	[5]	81		97
Other North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		191		310
OTC derivatives	[6]	374		197
Debt securities		155		268
Repo and repo-style transactions	[5]	0		5
Other North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		54		64
Other North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		13	[7]	22	[8]
Debt securities		58	[9]	0	[10]
Repo and repo-style transactions	[5]	0		0
Other North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		943	[11]	1,371	[12]
Other North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		326		389
Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		98,052		105,394
Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		34,194	[1]	39,584	[2]
Debt securities		2,431	[3]	3,048	[4]
Repo and repo-style transactions	[5]	3,353		3,114
Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,248		1,780
OTC derivatives	[6]	2,766		1,946
Debt securities		19,246		18,130
Repo and repo-style transactions	[5]	9,426		13,980
Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		237		248
Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		992	[7]	820	[8]
Debt securities		5,740	[9]	5,471	[10]
Repo and repo-style transactions	[5]	646		659
Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,813	[11]	6,962	[12]
Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,960		9,652
Japan [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,881		15,500
Japan [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,385	[1]	1,752	[2]
Debt securities		64	[3]	69	[4]
Repo and repo-style transactions	[5]	0		173
Japan [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		17		16
OTC derivatives	[6]	312		405
Debt securities		2,807		2,582
Repo and repo-style transactions	[5]	6,283		9,451
Japan [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Japan [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		89	[7]	112	[8]
Debt securities		25	[9]	9	[10]
Repo and repo-style transactions	[5]	0		0
Japan [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		415	[11]	599	[12]
Japan [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		483		333
Australia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,149		11,014
Australia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,525	[1]	1,577	[2]
Debt securities		1,545	[3]	1,906	[4]
Repo and repo-style transactions	[5]	0		155
Australia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		258		320
OTC derivatives	[6]	542		357
Debt securities		2,535		3,867
Repo and repo-style transactions	[5]	659		331
Australia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		36		63
Australia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		35	[7]	0	[8]
Debt securities		860	[9]	653	[10]
Repo and repo-style transactions	[5]	0		94
Australia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,785	[11]	1,587	[12]
Australia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		367		104
India [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		16,177		16,182
India [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,355	[1]	7,717	[2]
Debt securities		349	[3]	656	[4]
Repo and repo-style transactions	[5]	0		0
India [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		54		126
OTC derivatives	[6]	149		128
Debt securities		3,284		1,862
Repo and repo-style transactions	[5]	128		202
India [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		21		149
India [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		32	[7]	0	[8]
Debt securities		2,047	[9]	1,998	[10]
Repo and repo-style transactions	[5]	396		306
India [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,110	[11]	646	[12]
India [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,253		2,392
China [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,830		9,763
China [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,764	[1]	4,816	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0		0
China [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		6		38
OTC derivatives	[6]	658		308
Debt securities		3,012		1,345
Repo and repo-style transactions	[5]	421		983
China [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		149		0
China [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		46	[7]	45	[8]
Debt securities		309	[9]	0	[10]
Repo and repo-style transactions	[5]	0		0
China [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		684	[11]	725	[12]
China [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,780		1,503
Singapore [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,152		10,260
Singapore [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,309	[1]	5,722	[2]
Debt securities		78	[3]	11	[4]
Repo and repo-style transactions	[5]	0		0
Singapore [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		210		185
OTC derivatives	[6]	248		210
Debt securities		2,067		1,305
Repo and repo-style transactions	[5]	105		290
Singapore [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		30		37
Singapore [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		28	[7]	30	[8]
Debt securities		472	[9]	874	[10]
Repo and repo-style transactions	[5]	0		0
Singapore [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		918	[11]	761	[12]
Singapore [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		685		833
Hong Kong [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		6,175		7,699
Hong Kong [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,872	[1]	4,315	[2]
Debt securities		207	[3]	224	[4]
Repo and repo-style transactions	[5]	60		0
Hong Kong [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		109		380
OTC derivatives	[6]	186		146
Debt securities		725		517
Repo and repo-style transactions	[5]	12		1
Hong Kong [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Hong Kong [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		61	[7]	18	[8]
Debt securities		286	[9]	287	[10]
Repo and repo-style transactions	[5]	0		0
Hong Kong [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		986	[11]	1,182	[12]
Hong Kong [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		671		628
Other Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		31,689		34,977
Other Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		11,984	[1]	13,685	[2]
Debt securities		188	[3]	182	[4]
Repo and repo-style transactions	[5]	3,293		2,786
Other Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		593		714
OTC derivatives	[6]	670		392
Debt securities		4,816		6,653
Repo and repo-style transactions	[5]	1,817		2,721
Other Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Other Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		702	[7]	614	[8]
Debt securities		1,740	[9]	1,649	[10]
Repo and repo-style transactions	[5]	250		258
Other Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,914	[11]	1,461	[12]
Other Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,721		3,860
Other countries [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		13,262		15,512
Other countries [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,285	[1]	6,857	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	223		90
Other countries [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		734		1,554
OTC derivatives	[6]	460		501
Debt securities		2,107		2,115
Repo and repo-style transactions	[5]	37		220
Other countries [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		31		14
Other countries [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		133	[7]	122	[8]
Debt securities		250	[9]	627	[10]
Repo and repo-style transactions	[5]	399		367
Other countries [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,545	[11]	1,632	[12]
Other countries [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		€ 1,059		€ 1,412

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR11.9billion as of December 31, 2020.
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR9.6billion as of December 31, 2019.
[3]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR360.4million as of December 31, 2020.
[4]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR96million as of December 31, 2019.
[5]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[6]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[7]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR90.3million as of December 31, 2020
[8]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR22million as of December 31, 2019
[9]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR15.1million as of December 31, 2020.
[10]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR1.4million as of December 31, 2019.
[11]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR2.6billion as of December 31, 2020
[12]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR1.4billion as of December 31, 2019.